SHARE-BASED PAYMENTS - Schedule of Share Option Plan (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Share-based Payment Arrangements [Abstract]
Options outstanding, beginning balance (in shares) | shares	4,172	10,682
Granted (in shares) | shares		165
Exercised (in shares) | shares	(1,481)	(6,519)
Forfeited (in shares) | shares	(9)	(37)
Expired (in shares) | shares	(48)	(119)
Options outstanding, ending balance (in shares) | shares	2,634	4,172
Weighted average exercise price, outstanding, beginning balance (in CAD per share) | $ / shares	$ 41.78	$ 42.38
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares		50.46
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share) | $ / shares	41.31	42.90
Weighted average exercise price of share options forfeited in share-based payment arrangement (in CAD per share) | $ / shares	45.19	46.02
Weighted average exercise price of share options expired in share-based payment arrangement (in CAD per share) | $ / shares	44.15	44.80
Weighted average exercise price, outstanding, ending balance (in CAD per share) | $ / shares	$ 41.99	$ 41.78